JPMorgan Short Duration Core Plus Fund Expense Example - R6 Shares [Member] - JPMorgan Short Duration Core Plus Fund - Class R6	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	$ 430